Income Tax - Income (Loss) before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) recorded in The Netherlands	$ (9)	$ (13)	$ (17)
Income (loss) from foreign operations	1,198	1,402	970
Income before income taxes and noncontrolling interest	$ 1,189	$ 1,389	$ 953